April 30, 2001

Semi Annual Report

Institutional Money Market Fund
Federal Money Market Fund

Victory Funds
(LOGO) (R)

The Victory Portfolios

Victory Capital Management, Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management, Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management, Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
(LOGO) (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com


Table of Contents

Shareholder Letter                      2

Financial Statements

Schedules of Investments                3

Statements of Assets and Liabilities    7

Statements of Operations                8

Statements of Changes in Net Assets     9

Financial Highlights                    10

Notes to Financial Statements           12

Letter to our Shareholders

Thank you for your continued support and confidence in using Victory Funds to help meet your goals. We continue working to insure you receive the most accurate and timely information available to remain confident in your choice of funds. To that end, I am pleased to present the Victory Institutional and Federal Money Market's Semi-Annual Report for the period ended April 30, 2001.

The past few months have been extremely active and exciting for Victory
Funds.

Beginning May 1st, our investment adviser changed its brand name from Key Asset Management to Victory Capital Management. This name change manifests Victory Capital Management's introduction of a master consolidated brand that clearly identifies the most appropriate people, products, and services to meet each client's needs. With the launch of a master consolidated brand, you will clearly know whom you are doing business with and what products and services we offer to meet your needs. Please note only the name changed. The same knowledgeable and experienced investment professionals apply the same rigorous investment process to meet your investment needs.

With the equity and fixed income market fluctuating wildly in the past few months, the Institutional and Federal Money Market Funds, two of the 30 funds in the Victory family, offer a source of relative stability. In such tumultuous times, we continue to receive recognition from third parties about our competitive yields. For example, the well-known fund rating service, Lipper Analytical Services, ranked the Victory Federal Money Market Investor Class fund 3rd out of 135 rated U.S. Government money market funds for the 1-year period ending April 30, 2001. Moreover it ranked the Victory Institutional Money Market Investor Class fund 66th out of 207 rated institutional money market funds for the same period.*

I think you will agree that such performance indicates you've made the right choice in selecting the Victory Funds. For more details see our website at www.victoryfunds.com or contact the Victory Funds Service Center
(1-800-539-FUND).

Again, thank you for choosing the Victory Funds to help you reach your financial goals, and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

*Past performance is not indicative of future performance. Lipper Analytical rankings are based on total return. The Victory Federal Money Market Investor Fund ranked 16/102 and 18/58 among U.S. Government Money Market Funds and the Victory Institutional Money Market Investor Fund ranked 45/137 and 24/60 among institutional money market funds for the 5-year and 10-year periods ending 4/30/01. During the time period stated, portions of the investment advisory and other fees were waived, which had the effect of increasing total return.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Institutional Money Market Fund                                  April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                          Principal  Amortized
Security Description                       Amount      Cost

Bankers Acceptance (0.6%)

Toronto Dominion, 4.83%, 6/1/01           $ 20,000  $   19,917

Total Bankers Acceptance
(Amortized Cost $19,917)                                19,917

Certificates of Deposit (8.8%)

Bank of America,
  7.34%, 5/15/01                            40,000      40,000
Bank One NA Illinois,
  7.15%, 6/15/01                            25,000      24,999
Bayerische Landesbank New York,
  6.06%, 6/18/01                             6,000       5,993
Canadian Imperial Bank of Commerce,
  5.08%, 5/7/01                            100,000     100,000
Canadian Imperial Bank of Commerce,
  6.87%, 8/16/01                            30,000      29,997
Deutsche Bank,
  6.78%, 9/11/01                            40,000      39,997
Dresdner Bank,
  7.18%, 6/7/01                             20,000      20,000
National City Bank,
  6.98%, 8/2/01                             35,000      34,997
Rabobank,
  6.58%, 10/24/01                           15,000      14,996

Total Certificates of Deposit
(Amortized Cost $310,979)                              310,979

Commercial Paper (50.6%)

ABB Treasury Center USA,
  4.68%, 5/1/01 (b)                        130,000     130,001
Asset Securitization Capital Corp.,
  4.35%, 6/7/01 (b)                         50,000      49,776
BellSouth Telecom,
  4.90%, 5/10/01                            73,985      73,894
Corporate Asset Funding Co.,
  4.40%, 5/31/01                            57,000      56,791
Delaware Funding Corp.,
  4.40%, 5/24/01 (b) (c)                    65,000      64,817
Eastman Kodak Co.,
  4.73%, 6/26/01                            17,000      16,875
Eastman Kodak Co.,
  4.73%, 6/27/01                            32,691      32,446
Eastman Kodak Co.,
  4.21%, 7/27/01                            20,000      19,797
Edison Asset Securitization,
  5.35%, 6/7/01 (b)                        100,000      99,553
Fleet Funding Corp.,
  4.94%, 5/10/01 (b)                        55,840      55,771
Fleet Funding Corp.,
  4.43%, 5/24/01                            44,000      43,875
Fuji Photo Finance,
  4.80%, 6/1/01                             43,000      42,822
General Electric Capital Corp.,
  4.66%, 5/1/01 (c)                        150,000     150,001
Koch Industries, Inc.,
  4.70%, 5/1/01                            100,000     100,001
Louis Dreyfus Corp.,
  4.44%, 5/24/01,                           50,000      49,858
LOC ABN AMRO Bank Marsh
  & McLennan Co., Inc.,
  4.68%, 5/1/01                             90,000      90,000
Marsh & McLennan Co., Inc.,
  5.45%, 5/7/01 (b) (c)                     22,750      22,731
Marsh USA, Inc.,
  5.15%, 5/7/01 (b) (c)                     18,850      18,834
McGraw Hill,
  6.26%, 5/25/01                            30,000      29,875
Mont Blanc Capital Corp.,
  4.47%, 5/23/01 (b) (c)                    34,000      33,907
Mont Blanc Capital Corp.,
  4.43%, 5/24/01 (b) (c)                    29,000      28,918
Mont Blanc Capital Corp.,
  4.42%, 5/29/01 (b) (c)                    50,000      49,828
Monte Rosa Capital Corp.,
  4.87%, 5/10/01 (b) (c)                    46,000      45,944
Monte Rosa Capital Corp.,
  4.47%, 5/21/01 (b) (c)                    28,000      27,930
Monte Rosa Capital Corp.,
  4.46%, 5/22/01 (b) (c)                     8,000       7,979
National Rural Utilities,
  5.14%, 10/22/01                           15,000      15,053
Redwood Receivables Corp.,
  4.42%, 5/24/01                            50,000      49,859
Salomon Smith Barney Holdings,
  4.94%*, 5/1/01**                          10,000      10,025
Sheffield Receivables,
  4.45%, 5/2/01 (b)                        100,000      99,988
Sheffield Receivables,
  4.50%, 5/3/01 (b) (c)                     14,520      14,516
Sony Capital Corp.,
  4.55%, 5/8/01 (b) (c)                     20,000      19,982
Transamerican Finance Corp.,
  5.00%, 5/25/01                            34,000      33,887
Verizon Global Funding Corp.,
  4.85%, 3/20/02                           100,000      99,939
Walt Disney Co.,
  5.26%, 5/1/01                             25,000      25,000
Windmill Funding Corp.,
  4.68%, 5/1/01 (b) (c)                     75,000      75,000

Total Commercial Paper
(Amortized Cost $1,785,473)                          1,785,473

Corporate Bonds (32.4%)

American Express Credit Corp.,
  6.75%, 6/1/01                              5,000       5,000
Associates Corp.,
  5.48%*, 5/29/01**                         33,000      33,012
Beneficial Corp.,
  6.27%, 7/9/01, MTN                         7,440       7,428
Beneficial Corp.,
  5.54%*, 5/15/01**, MTN                    17,500      17,511

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investment -- continued
Institutional Money Market Fund                                  April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                          Principal    Amortized
Security Description                      Amount       Cost

Beneficial Corp.,
  5.29%*, 6/1/01**, MTN                   $  7,000  $    7,008
Beneficial Corp.,
  5.09%*, 7/2/01**, MTN                     26,000      26,053
Beta Finance, Inc.,
  4.34%*, 5/2/01**, MTN                     40,000      39,985
Capital One Funding Corp.,
  4.55%*, 5/3/01**,
  LOC Bank One                               4,908       4,908
CIT Group, Inc.,
  4.97%*, 7/9/01**, MTN                     38,250      38,264
CIT Group, Inc.,
  5.01%*, 6/29/01**, MTN                    15,000      15,014
Ford Motor Credit Co.,
  5.40%*, 5/29/01**                         54,000      54,015
Ford Motor Credit Co.,
  4.91%*, 5/1/01**, MTN                     15,000      15,014
Ford Motor Credit Co.,
  4.88%*, 7/16/01**, MTN                    30,000      30,006
Ford Motor Credit Co.,
  5.55%*, 5/16/01**, MTN                    14,500      14,509
General Electric Capital Corp.,
  7.38%, 5/23/01, MTN                        5,000       5,001
General Motors Acceptance Corp.,
  4.72%*, 5/1/01**, MTN                     85,000      85,005
General Motors Acceptance Corp.,
  5.60%*, 5/8/01**, MTN                      7,200       7,203
General Motors Acceptance Corp.,
  5.57%*, 5/30/01**, MTN                    15,000      15,031
General Motors Acceptance Corp.,
  5.14%*, 6/18/01**, MTN                    25,000      25,024
General Motors Acceptance Corp.,
  5.32%*, 6/18/01**, MTN                    10,000      10,021
Goldman Sachs Group, Inc.,
  5.23%*, 6/6/01**, MTN                     31,485      31,489
Goldman Sachs Group, Inc.,
  5.16%*, 6/14/01**, MTN                    30,000      30,004
Goldman Sachs Group, Inc.,
  5.55%*, 5/21/01**, MTN                    20,000      20,014
Goldman Sachs Group, Inc.,
  4.94*, 6/21/01**, MTN                     50,000      50,000
Goldman Sachs Group, Inc.,
  5.35%*, 6/7/01**, MTN                     10,000      10,016
Household Finance,
  4.85%*, 7/17/01**, MTN                    30,000      30,002
Jim M. & Melinda A. Schwerkoske Project,
  Lucas County, Ohio,
  5.00%*, 5/3/01**,
  LOC Mid American National Bank            10,100      10,100
John Deere Capital Corp.,
  5.19%*, 6/18/01**, MTN                    17,000      17,014
John Deere Capital Corp.,
  5.35%, 10/23/01                           27,000      26,840
John Deere Capital Corp.,
  4.38%*, 7/25/01**, MTN                    10,000      10,000
John Deere Capital Corp.,
  4.71%*, 7/16/01**, MTN                    35,000      34,987
Merrill Lynch & Co.,
  4.55%*, 5/30/01**, MTN                    25,000      25,001
Merrill Lynch & Co.,
  5.19%*, 7/11/01**, MTN                    30,500      30,592
Merrill Lynch & Co.,
  5.08%*, 5/21/01**, MTN                    50,000      50,000
Merrill Lynch & Co.,
  4.75%*, 7/11/01**, MTN                    20,000      19,998
Morgan Stanley Dean Witter,
  4.81%*, 5/1/01**, MTN                     22,000      22,033
Morgan Stanley Dean Witter,
  5.12%*, 6/18/01**                         10,000      10,019
Pomeroy Investments,
  4.59%*, 5/3/01**,
  LOC Star Bank                              3,250       3,250
Presrite Corp.,
  4.55%*, 5/3/01**,
  LOC National City Bank                     3,500       3,500
Salomon Smith Barney Holdings, Inc.,
  5.47%*, 5/3/01**, MTN                     12,000      12,000
SBC Communications Capital Corp.,
  5.48%, 5/1/01, MTN                        35,000      35,000
SeaRiver Maritime, Inc.,
  5.12%*, 5/1/01**,
  LOC Exxon Mobil Corp.                     30,700      30,700
Sigma Finance, Inc.,
  4.56%*, 5/26/01**                         50,000      50,008
Southern California Gas Co.,
  6.38%, 10/29/01, MTN                      20,000      19,968
Texas Disposal Systems,
  4.60%*, 5/3/01**,
  LOC Bank of America                        6,700       6,700
Unilever Capital Corp.,
  5.11%*, 6/7/01** (c)                     100,000     100,034

Total Corporate Bonds
(Amortized Cost $1,144,281)                          1,144,281

Municipal Bonds (0.4%)

Mississippi (0.4%):
Mississippi Business Finance Corp.,
  4.60%*, 5/3/01**,
  LOC Bank of America                       13,000      13,000

Total Municipal Bonds
(Amortized Cost $13,000)                                13,000

Repurchase Agreement (5.9%)

Lehman Brothers, Inc.,
  4.57%, 5/1/01
  (Collateralized by various
  U.S. Government Securities)               58,456      58,456
Salomon Brothers, Inc.
  4.63%, 5/1/01
  (Collateralized by various
  U.S. Government Securities)              150,000     150,000

Total Repurchase Agreement
(Amortized Cost $208,456)                              208,456

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments -- continued
Institutional Money Market Fund                                   April 30, 2001
(Amounts in Thousands)                                               (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

U.S. Government Agencies (2.1%)

Student Loan Marketing Assoc. (2.1%):
4.17%*, 5/1/01**, MTN                     $ 35,000  $   34,991
4.19%*, 5/1/01**, MTN                       40,000      39,997
                                                        74,988

Total U.S. Government Agencies
(Amortized Cost $74,988)                                74,988

Total Investments
(Amortized Cost $3,557,094) (a) -- 100.8%            3,557,094

Liabilities in excess of other assets -- (0.8)%       (27,234)

TOTAL NET ASSETS -- 100.0%                          $3,529,860

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Section 4(2) commercial paper which is restricted as to resale.

(c) 144a security which is restricted as to resale to institutional investors only.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2001. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year

LOC -- Letter of credit

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Federal Money Market Fund                                        April 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized

Security Description                      Amount       Cost
U.S. Government Agencies (46.3%)

Federal Farm Credit Bank (20.5%):
5.20%, 5/1/01                             $ 90,000  $   90,000
5.00%, 6/1/01                               50,000      50,000
4.60%, 7/2/01                               50,000      50,000
4.15%, 8/1/01                               90,000      90,000

                                                       280,000

Federal Home Loan Bank (7.6%):
6.75 %, 5/4/01                               2,000       2,000
7.00%, 6/6/01                                3,000       3,001
7.20%, 6/7/01                               10,000      10,002
7.00%, 6/14/01                               3,000       3,001
5.94%, 7/2/01                               25,750      25,725
5.50%, 8/13/01                              11,320      11,346
6.60%, 11/14/01                             11,545      11,545
7.13%, 11/15/01                              5,000       5,017
5.25%, 1/23/02                               6,000       6,031
5.13%, 2/26/02                               1,750       1,759
5.01%, 3/8/02                               25,000      25,000

                                                       104,427
Federal National Mortgage
  Association (11.8%):
7.00%, 5/17/01                               3,000       3,001
4.89%*, 6/3/01**                            75,000      74,982
6.87%, 6/28/01                               3,000       3,001
6.85%, 7/13/01                              25,000      25,104
6.84%, 7/18/01                              25,000      24,999
6.69%, 8/7/01, MTN                           1,900       1,908
4.63%, 10/15/01                             11,925      11,927
6.63%, 1/15/02                              16,785      17,027

                                                       161,949
Student Loan Marketing
  Association (6.2%):
4.17%*, 5/1/01**, MTN                       25,000      24,994
4.30%*, 5/1/01**                            50,000      50,000
4.34%*, 5/1/01**, MTN                        9,750       9,750

                                                        84,744
Tennessee Valley Authority (0.2%):
6.50%, 8/20/01                               3,100       3,097

Total U.S. Government Agencies
(Amortized Cost $634,217)                              634,217

Repurchase Agreements (60.1%)

Bear Stearns & Co., Inc.,
  4.63%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities)             $350,000  $  350,000
Deutsche Bank,
  4.63%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities)               60,000      60,000
Lehman Brothers, Inc.,
  4.57 %, 5/1/01
  (Collateralized by various
  U.S. Government Securities)               62,765      62,765
Warburg Dillon Read,
  4.63%, 5/1/01,
  (Collateralized by various
  U.S. Government Securities)              350,000      350,00

Total Repurchase Agreements
(Amortized Cost $822,765)                              822,765

Total Investments
(Amortized Cost $1,456,982) (a) -- 106.4%            1,456,982

Liabilities in excess of other assets -- (6.4)%       (87,480)

TOTAL NET ASSETS -- 100.0%                          $1,369,502

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2001. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

MTN -- Medium Term Note

                      See notes to financial statements.


                                            Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                            April 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                     (Unaudited)


                                                                     Institutional     Federal
                                                                     Money Market   Money Market
                                                                         Fund           Fund
ASSETS:
Investments, at amortized cost                                        $3,348,638      $  634,217
Repurchase agreements, at amortized cost                                 208,456         822,765

     Total                                                             3,557,094       1,456,982

Interest receivable                                                       20,264           8,077
Receivable for capital shares issued                                         280              --
Prepaid expenses and other assets                                            452              63

         Total Assets                                                  3,578,090       1,465,122

LIABILITIES:

Dividends payable                                                         14,639           5,213
Payable to custodian                                                          58              --
Payable to brokers for investments purchased                              32,071          90,000
Accrued expenses and other payables:
     Investment advisory fees                                                613             221
     Administration fees                                                      35              13
     Custodian fees                                                           61              25
     Accounting fees                                                           3               2
     Transfer agent fees                                                      85              23
     Shareholder service fees -- Select Shares                               563              62
     Other                                                                   102              61

         Total Liabilities                                                48,230          95,620

NET ASSETS:
Capital                                                                3,529,636        1,369,504
Undistributed net investment income                                          154              14
Accumulated net realized gains(losses)
  from investment transactions                                                70             (16)

         Net Assets                                                   $3,529,860      $1,369,502

Net Assets
     Investor Shares                                                  $1,483,895      $  913,705
     Select Shares                                                     2,045,965         455,797

         Total                                                        $3,529,860      $1,369,502

Outstanding units of beneficial interest (shares)
     Investor Shares                                                   1,483,856         913,707
     Select Shares                                                     2,045,915         455,795

         Total                                                         3,529,771       1,369,502

Net asset value
     Offering and redemption price per share -- Investor Shares       $     1.00      $     1.00

     Offering and redemption price per share -- Select Shares         $     1.00      $     1.00

                      See notes to financial statements.


                                                       Statements of Operations
THE VICTORY PORTFOLIOS                  For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                              (Unaudited)


                                                                                         Institutional                   Federal
                                                                                         Money Market                  Money Market
                                                                                             Fund                         Fund
Investment Income:
Interest income                                                                          $122,603                      $37,310

     Total Income                                                                         122,603                       37,310

Expenses:
Investment advisory fees                                                                    4,003                        1,567
Administration fees                                                                         2,106                          731
Shareholder service fees -- Select Shares                                                   3,142                          551
Custodian fees                                                                                388                          129
Accounting fees                                                                                72                           63
Legal and audit fees                                                                          134                           40
Trustees' fees and expenses                                                                    55                           17
Transfer agent fees                                                                           390                           23
Registration and filing fees                                                                  193                           32
Printing fees                                                                                  19                            6
Other                                                                                          33                           23

     Total Expenses                                                                        10,535                        3,182

Expenses voluntarily reduced                                                                 (905)                        (668)

     Net Expenses                                                                           9,630                        2,514

Net Investment Income                                                                     112,973                       34,796

Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                                       84                           48

Net realized gains (losses) from investments                                                   84                           48

Change in net assets resulting from operations                                           $113,057                      $34,844


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                        Institutional Money Market Fund             Federal Money Market Fund

                                                          Six                                       Six
                                                         Months               Year                 Months                Year
                                                          Ended               Ended                Ended                 Ended
                                                        April 30,          October 31,            April 30,           October 31,
                                                          2001                2000                  2001                 2000

                                                       (Unaudited)                               (Unaudited)
From Investment Activities:
Operations:
     Net investment income                             $   112,973        $    222,680           $    34,796          $    69,761
     Net realized gains (losses) from
       investment transactions                                  84                  --                    48                   --

Change in net assets resulting from operations             113,057             222,680                34,844               69,761

Distributions to Shareholders:
     From net investment income
         Investor Shares                                   (41,127)            (89,857)              (22,532)             (48,229)
         Select Shares                                     (71,846)           (132,829)              (12,264)             (21,532)

Change in net assets from distributions
  to shareholders                                         (112,973)           (222,686)              (34,796)             (69,761)

Capital Transactions:
     Proceeds from shares issued                         8,496,759          21,497,913             3,775,484            5,394,772
     Dividends reinvested                                   91,682             147,067                33,946               62,512
     Cost of shares redeemed                            (9,237,520)        (19,895,701)           (3,732,177)          (5,282,763)

Change in net assets from capital transactions            (649,079)          1,749,279                77,253              174,521

Change in net assets                                      (648,995)          1,749,273                77,301              174,521

Net Assets:
     Beginning of period                                 4,178,855           2,429,582             1,292,201            1,117,680

     End of period                                     $ 3,529,860        $  4,178,855           $ 1,369,502          $ 1,292,201

Share Transactions:
     Issued                                              8,496,759          21,497,913             3,775,484            5,394,772
     Reinvested                                             91,682             147,067                33,946               62,512
     Redeemed                                           (9,237,520)        (19,895,701)           (3,732,177)          (5,282,763)

Change in shares                                          (649,079)          1,749,279                77,253              174,521


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                  Institutional Money Market Fund

                                                           Investor Shares

                               Six
                              Months      Year         Year         Year        Year        Year
                              Ended       Ended        Ended        Ended       Ended      Ended
                             April 30,  October 31, October 31, October 31,   October 31, October 31,
                               2001       2000         1999         1998        1997        1996<F2>

                           (Unaudited)
Net Asset Value,
  Beginning of Period       $    1.000  $    1.000  $    1.000  $    1.000    $  1.000    $  1.000

Investment Activities
     Net investment income       0.029       0.060       0.049       0.054       0.053       0.053

Distributions
     Net investment income      (0.029)     (0.060)     (0.049)     (0.054)     (0.053)     (0.053)

Net Asset Value,
  End of Period             $    1.000  $    1.000  $    1.000  $    1.000    $  1.000    $  1.000

Total Return                      2.90%<F3>   6.16%       5.03%       5.53%       5.46%       5.41%

Ratios/Supplemental Data:
Net Assets,
End of Period (000)         $1,483,895  $1,313,929  $1,313,571  $1,068,521    $585,663    $671,575
Ratio of expenses to
   average net assets             0.31%<F4>   0.30%       0.27%       0.27%        0.28%      0.27%
Ratio of net investment income
   to average net assets          5.76%<F4>   5.96%       4.91%       5.38%       5.32%       5.27%
Ratio of expenses to
   average net assets<F1>         0.35%<F4>   0.37%       0.41%       0.42%       0.48%       0.48%
Ratio of net investment income
   to average net assets<F1>      5.72%<F4>   5.89%       4.77%       5.23%       5.12%       5.06%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund redesignated Institutional Shares as
     Investor Shares and Service Shares as Select Shares.

<F3> Not Annualized.

<F4> Annualized.




THE VICTORY PORTFOLIOS                                     Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                  Institutional Money Market Fund

                                                           Select Shares

                               Six
                              Months      Year         Year         Year        Year        Year
                              Ended       Ended        Ended        Ended       Ended      Ended
                             April 30,  October 31, October 31, October 31,   October 31, October 31,
                               2001       2000         1999         1998        1997        1996<F2>

Net Asset Value,
  Beginning of Period       $    1.000  $    1.000  $    1.000    $  1.000    $  1.000    $  1.000

Investment Activities
     Net investment income       0.027       0.057       0.046       0.051       0.051       0.050

Distributions
     Net investment income      (0.027)     (0.057)     (0.046)     (0.051)     (0.051)     (0.050)

Net Asset Value,
  End of Period             $    1.000  $    1.000  $    1.000  $    1.000    $  1.000    $  1.000

Total Return                      2.77%<F3>   5.88%       4.72%       5.22%       5.17%       5.16%

Ratios/Supplemental Data:
Net Assets,
  End of Period (000)       $2,045,965  $2,864,926  $1,116,011  $  572,033    $488,639    $373,090
Ratio of expenses to
   average net assets             0.57%<F4>   0.56%       0.57%       0.56%       0.55%       0.52%
Ratio of net investment income
   to average net assets          5.58%<F4>   5.80%       4.63%       5.09%       5.06%       4.97%
Ratio of expenses to
   average net assets<F1>         0.62%<F4>   0.63%       0.71%       0.71%       0.75%       0.73%
Ratio of net investment income
   to average net assets<F1>      5.53%<F4>   5.73%       4.49%       4.94%       4.86%       4.77%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund redesignated Institutional Shares as
     Investor Shares and Service Shares as Select Shares.

<F3> Not Annualized.

<F4> Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIO                                      Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                Federal Money Market Fund

                                             Investor Shares                                   Select Shares
                               Six                                               Six
                              Months       Year        Year       Period        Months       Year        Year         Period
                              Ended        Ended       Ended       Ended        Ended       Ended        Ended        Ended
                             April 30,   October 31, October 31, October 31,   April 30,   October 31, October 31,  October 31,
                               2001         2000        1999     1998<F2>        2001       2000        1999         1998<F2>

                            (Unaudited)                         (Unaudited)
Net Asset Value,
  Beginning of Period       $  1.000    $  1.000    $  1.000    $  1.000      $  1.000    $  1.000    $  1.000      $  1.000

Investment Activities
     Net investment income     0.028       0.058       0.047       0.048         0.027       0.055       0.045         0.031
Distributions
     Net investment income    (0.028)     (0.058)     (0.047)     (0.048)       (0.027)     (0.055)     (0.045)       (0.031)

Net Asset Value,
  End of Period             $  1.000    $  1.000    $  1.000    $  1.000      $  1.000    $  1.000    $  1.000      $  1.000

Total Return                    2.84%<F3>   5.95%       4.82%       4.91%<F3>     2.72%<F3>   5.69%       4.56%         3.14%<F3>

Ratios/Supplementary Data:
Net Assets
  at end of period (000)     913,705    $865,366    $834,055    $717,972      $455,797    $426,835    $283,625      $198,141
Ratio of expenses to
  average net assets            0.31%<F4>   0.30%       0.28%       0.27%<F4>     0.56%<F4>   0.55%       0.53%         0.43%<F4>
Ratio of net investment
  income to average net
  assets                        5.64%<F4>   5.79%       4.72%       5.22%<F4>     5.40%<F4>   5.61%       4.47%         5.06%<F4>
Ratio of expenses to
  average net assets<F1>        0.42%<F4>   0.43%       0.45%       0.48%<F4>     0.66%<F4>   0.68%       0.71%         0.54%<F4>
Ratio of net investment
  income to average net
  assets<F1>                    5.53%<F4>   5.66%       4.55%       5.01%<F4>     5.30%<F4>   5.48%       4.29%         4.95%<F4>

<F1>During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2>Effective March 23, 1998, the Key Money Market Fund became the Victory
    Federal Money Market Fund, and the Fund designated the existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares.Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.

<F3>Not annualized.

<F4>Annualized.



THE VICTORY PORTFOLIO                                      Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                Federal Money Market Fund

                                    Fiscal Year Ended
                                       November 30,

                              1997        1996       1995

Net Asset Value,
  Beginning of Period       $  1.000    $ 1.000     $ 1.000

Investment Activities
     Net investment income     0.048      0.047       0.051
Distributions
     Net investment income    (0.048)    (0.047)     (0.051)

Net Asset Value,
  End of Period             $  1.000    $ 1.000     $ 1.000

Total Return                    4.94%      4.65%      5.26%

Ratios/Supplementary Data:
Net Assets
  at end of period (000)    $243,499    $42,159     $21,848
Ratio of expenses to
  average net assets            0.53%      0.64%      0.63%
Ratio of net investment
  income to average net
  assets                        4.91%      4.59%      5.15%
Ratio of expenses to
  average net assets<F1>        0.90%      0.92%      0.91%
Ratio of net investment
  income to average net
  assets<F1>                    4.54%      4.31%      4.90%

<F1>During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2>Effective March 23, 1998, the Key Money Market Fund became the Victory
    Federal Money Market Fund, and the Fund designated the existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares.Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.

<F3>Not annualized.

<F4>Annualized.

                      See notes to financial statements.

                                                  Notes to Financial Statements
THE VICTORY PORTFOLIOS                                           April 30, 2001
                                                                     (Unaudited)

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest without a par value of $0.001. The Trust presently offers shares of 30 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

     The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholders service plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Institutional Money Market Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

     Securities Purchased on a When-Issued Basis:

     The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Funds make the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

                                  Continued

THE VICTORY PORTFOLIOS                                           April 30, 2001
                                                                    (Unaudited)

     Securities Lending:

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. Each Fund will limit its securities lending to 33 1/3% of total assets. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Funds pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Funds because the Funds do not have effective control of such securities. Loans are subject to termination by the Funds or the borrower at any time. There were no securities on loan as of April 30, 2001.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or another appropriate basis. Fees paid under the Funds' shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

3.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Victory Capital Management Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, N.A. serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services Ohio, Inc. serves as Shareholder Servicing Agent for the Select Shares of each Fund. As such, BISYS provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, BISYS may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced.

     Shareholder servicing may also be provided by the other entities, which may be affiliated with Key, to supplement those services provided by BISYS. Any fees for such supplemental services are borne by BISYS and not by the Funds.

                                  Continued

THE VICTORY PORTFOLIOS                                            April 30, 2001
                                                                     (Unaudited)

     BISYS Fund Services (the "Administrator" or the "Distributor", as applicable), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the Fund's average daily net assets of $300 million and less, 0.12% of the Fund's average daily net assets between $300 million and $600 million and 0.10% of the Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays Key Asset Management Inc. a fee of up to 0.05% of the fund's average daily net assets to perform some of the administrative duties for the Funds.

     In addition, BISYS Fund Services Ohio, Inc., an affiliate of BISYS serves the Trust as Fund Accountant. The Trust pays a fee for these services based on a percentage of average daily net assets under the terms of its Fund Accounting Agreement. Effective, January 1, 2001, BISYS also serves as the transfer agent for the funds. Under the terms of the transfer agency agreement, BISYS is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the period ended April 30, 2001:

                           Investment Advisory Fees        Administration Fees

                            Maximum
                           Percentage
                           of Average        Voluntary            Voluntary
                             Daily              Fee                  Fee
                           Net Assets        Reductions           Reductions

                                               (000)                 (000)

     Institutional
       Money Market Fund     0.20%               --                  $905
     Federal Money
       Market Fund           0.25%             $313                  $355

4.   Capital Share Transactions:

     Transactions in capital shares were as follows (amounts in thousands):


                                                      Institutional Money Market Fund                Federal Money Market Fund

                                                         Six                                         Six
                                                       Months                Year                  Months                 Year
                                                        Ended                Ended                  Ended                 Ended
                                                      April 30,           October 31,             April 30,            October 31,
                                                        2001                 2000                   2001                  2000

Capital Share Transactions:
     Investor Shares:
     Issued                                           3,279,703            5,524,423              3,061,714             3,704,085
     Reinvested                                          13,445               24,308                 21,239                42,171
     Redeemed                                        (3,123,212)          (5,548,372)            (3,034,644)           (3,714,946)

     Total                                              169,936                  359                 48,309                31,310

     Select Shares:
     Issued                                           5,217,056           15,973,490                713,770             1,690,687
     Reinvested                                          78,237              122,759                 12,707                20,341
     Redeemed                                        (6,114,308)         (14,347,330)              (697,533)           (1,567,817)

     Total                                             (819,015)           1,748,919                 28,944               143,211


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                                      15

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                                      16

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

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Whether you're a potential investor searching for the fund that matches your
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Visit our web site at:
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                                                             1IMM-SEMI-AR  6/01